Investments (Accrued Investment Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income [Line Items]
Accrued investment income	$ 25,222	$ 22,539
Equity securities
Net Investment Income [Line Items]
Accrued investment income	1	1
Commercial mortgage and other loans
Net Investment Income [Line Items]
Accrued investment income	352	301
Policy loans
Net Investment Income [Line Items]
Accrued investment income	5,612	5,670
Short-term investments and cash equivalents
Net Investment Income [Line Items]
Accrued investment income	604	6
Available-for-sale | Fixed maturities
Net Investment Income [Line Items]
Accrued investment income	$ 18,653	$ 16,561